Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about consolidated structured entities [abstract]
Summary of Effect on Financial Statements on Adoption of IFRS No.17

There is no effect on the cash flows due to the change in accounting policy. The effects of applying the changes in accounting policies on the comprehensive income statement for the year ended December 31, 2023 and 2022, and the financial position as of December 31, 2023, and January 1,2023 are as follows:
2.1.3.1 The consolidated statement of comprehensive income for the year ended December 31, 2023

(In millions of Korean won)	Before the effects of change in accounting policy		After the effects of change in accounting policy		Net increase (decrease)
Net Interest income	￦	12,141,717	￦	12,180,860	￦	39,143
Insurance finance interest income		23,954		20,899		(3,055)
Insurance finance interest expense		(1,576,656)		(1,534,458)		42,198
Net insurance income		1,422,952		1,446,852		23,900
Insurance income		10,978,808		11,005,471		26,663
Insurance income		10,295,693		10,322,356		26,663
Insurance expense		(9,555,856)		(9,558,619)		(2,763)
Insurance service expense		(8,718,748)		(8,720,568)		(1,820)
Reinsurance expense		(837,108)		(838,051)		(943)
Other insurance finance expenses		(459,135)		(572,476)		(113,341)
Net operating income		6,435,319		6,385,021		(50,298)
Net non-operating expenses		(264,870)		(264,870)		—
Profit before income tax expense		6,170,449		6,120,151		(50,298)
Income tax expense		(1,607,018)		(1,593,817)		13,201
Profit for the period		4,563,431		4,526,334		(37,097)
Other comprehensive income (loss), net of tax		1,066,624		1,171,144		104,520
Net Financial Income (Expense) of Insurance Contract Assets (Liabilities)		(2,222,024)		(2,117,504)		104,520
Total comprehensive income	￦	5,630,055	￦	5,697,478	￦	67,423

2.1.3.2 The consolidated statement of comprehensive income for the year ended December 31, 2022

			IFRS No.17
(In millions of Korean won)	IFRS No.04		Before the effects of change in accounting policy		After the effects of change in accounting policy*		Net increase (decrease)*		Net increase (decrease) between IFRS no.4 and IFRS no.17(after change in accounting policy)
Net Interest income	￦	13,112,934	￦	11,515,325	￦	11,550,888	￦	35,563	￦	(1,562,046)
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost		19,912,128		19,841,175		19,841,175		—		(70,953)
Interest income on financial instruments measured at fair value through other comprehensive income and amortized cost		876,390		929,735		929,735		—		53,345
Insurance finance interest income		—		16,667		16,507		(160)		16,507
Interest expenses		(7,675,584)		(7,776,631)		(7,776,631)		—		(101,047)
Insurance finance interest expense		—		(1,495,621)		(1,459,898)		35,723		(1,459,898)
Net fee and commission income		3,321,632		3,514,902		3,514,902		—		193,270
Net insurance income		696,513		1,311,091		1,341,760		30,669		645,247
Insurance income		17,136,842		10,072,490		10,099,395		26,905		(7,037,447)
Insurance income		17,136,842		9,550,101		9,577,006		26,905		(7,559,836)
Reinsurance income		—		522,389		522,389		—		522,389
Insurance expense		(16,440,329)		(8,761,399)		(8,757,635)		3,764		7,682,694
Insurance service expense		(16,440,329)		(7,989,645)		(7,981,780)		7,865		8,458,549
Reinsurance expense		—		(771,754)		(775,855)		(4,101)		(775,855)
Net gains (losses) on financial instruments at fair value through profit or loss		247,357		(1,139,818)		(1,139,818)		—		(1,387,175)
Other insurance finance expenses		—		841,227		720,214		(121,013)		720,214
Net other operating expenses		(2,365,791)		(2,262,123)		(2,262,123)		—		103,668
General and administrative expenses		(7,537,802)		(6,643,654)		(6,643,654)		—		894,148
Provision for credit losses		(1,835,988)		(1,847,775)		(1,847,775)		—		(11,787)
Net operating income		5,638,855		5,289,175		5,234,394		(54,781)		(404,461)
Net non-operating income		156,771		160,569		160,569		—		3,798
Profit before income tax expense		5,795,626		5,449,744		5,394,963		(54,781)		(400,663)
Income tax expense		(1,622,387)		(1,518,343)		(1,504,061)		14,282		118,326
Profit for the period		4,173,239		3,931,401		3,890,902		(40,499)		(282,337)
Other comprehensive income (loss), net of tax		(3,511,437)		123,168		7,100		(116,068)		3,518,537
Remeasurements of net defined benefit liabilities		239,702		239,701		239,701		—		(1)
Gains on equity securities at fair value through other comprehensive income		(931,731)		(932,058)		(932,058)		—		(327)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		38,867		38,855		38,855		—		(12)
Currency translation differences		164,530		165,568		165,568		—		1,038
Losses on debt securities at fair value through other comprehensive income		(2,375,084)		(5,342,895)		(5,342,895)		—		(2,967,811)
Gains (losses) on cash flow hedging instruments		31,474		26,168		26,168		—		(5,306)
Other comprehensive loss arising from separate account		(159,619)		—		—		—		159,619
Gains on overlay adjustment		(440,129)		—		—		—		440,129
Net Financial Income (Expense) of Insurance Contract Assets (Liabilities)		—		6,007,276		5,891,208		(116,068)		5,891,208
Total comprehensive income	￦	661,802	￦	4,054,569	￦	3,898,002	￦	(156,567)	￦	3,236,200

*
The Group changed its accounting policies during the current period, including those related to the recognition of insurance finance income or expenses, such as the change from the projected crediting rate approach to the effective yield approach under IFRS No. 17.

2.1.3.3 The consolidated statements of financial position as of December 31, 2023

(In millions of Korean won)	Before the effects of change in accounting policy		After the effects of change in accounting policy		Net increase (decrease)
Reinsurance contract assets	￦	1,655,168	￦	1,642,432	￦	(12,736)
Total assets		715,738,152		715,725,416		(12,736)
Insurance contract liabilities		50,308,552		50,617,990		309,438
Deferred income tax liabilities		2,179,966		2,094,912		(85,054)
Total liabilities		656,864,842		657,089,226		224,384
Accumulated other comprehensive income (loss)		2,295,165		2,152,644		(142,521)
Retained earnings		32,029,199		31,934,600		(94,599)
Total equity		58,873,310		58,636,190		(237,120)
Total liabilities and equity	￦	715,738,152	￦	715,725,416	￦	(12,736)
2.1.3.4 The consolidated statements of financial position as of January 1, 2023

(In millions of Korean won)	Before the effects of change in accounting policy		After the effects of change in accounting policy		Net increase (decrease)
Reinsurance contract assets	￦	1,495,966	￦	1,484,622	￦	(11,344)
Total assets		688,664,826		688,653,482		(11,344)
Insurance contract liabilities		45,969,434		46,372,434		403,000
Deferred income tax liabilities		1,561,857		1,452,057		(109,800)
Total liabilities		634,557,025		634,850,225		293,200
Accumulated other comprehensive income (loss)		1,249,922		1,002,881		(247,041)
Retained earnings		28,948,425		28,890,922		(57,503)
Total equity		54,107,801		53,803,257		(304,544)
Total liabilities and equity	￦	688,664,826	￦	688,653,482	￦	(11,344)